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Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

February 16, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company and
     Brighthouse Separate Account A
     File Nos. 333-209053/811-03365
     (Series VA (offered on and after May 2, 2016))
     Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information, dated February 12, 2018, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 7 for the Account filed electronically with the Commission on December 14, 2017.

If you have any questions, please contact me at (212) 578-2706.

Sincerely,

/s/ John B. Towers

John B. Towers
Corporate Counsel
Brighthouse Life Insurance Company